OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Employees and related accruals	$ 1,515	$ 1,234
Consultants	302	353
Accrual for withholding taxes and royalties payments related to Milestone payments from Bayer	1,356	289
Accrued expenses	1,349	992
Other	19	18
Other accounts payable and accrued expenses	$ 4,541	$ 2,886